Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	NORTHERN LIGHTS FUND TRUST
Central Index Key	dei_EntityCentralIndexKey	0001314414
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jun. 01, 2012
Prospectus Date	rr_ProspectusDate	Jun. 01, 2012
The Biondo Focus Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal period, the Fund’s portfolio turnover was 75% ~~of the average value of its portfolio.~~

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	75.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 The Fund's adviser seeks to achieve the Fund's investment objective by investing primarily in a combination of long and short positions in (1) common stock of U.S. companies of any capitalization; (2) American depositary receipts (“ADRs”) representing common stock of foreign companies; (3) investment grade fixed income securities; (4) exchange-traded funds ("ETFs") that invest primarily in (i) common stocks of U.S. companies, (ii) ADRs or (iii) investment grade fixed income securities; and (5) options on common stock, ADRs and ETFs.  The Fund defines investment grade fixed income securities as those rated Baa3 or higher by Moody’s, or BBB- or higher by S&P, or if not rated, determined by the adviser to be of comparable quality.

The Fund's adviser anticipates focusing, from time to time, more than 25% of the Fund's portfolio in the securities of companies in one or more of the following sectors: (1) technology, (2) financial services and (3) healthcare.  The adviser defines technology companies as those principally engaged in research, development or manufacturing of computer related products including hardware, software and computer services; communications related products and services including telephony, satellite or wireless communications; manufacturing related products that rely upon scientific innovation.  The adviser defines financial service companies as those principally engaged in commercial or retail banking, specialty finance, brokerage, investment banking, investment management or insurance.  The adviser defines healthcare companies as those principally engaged in the discovery, development, manufacture or delivery of biotechnology, medical devices, pharmaceuticals, health care supplies.  The adviser selects securities based on fundamental, bottom-up research. The adviser looks for some or all of the following characteristics in a company:

o

Exceptional growth prospects

o

Quality management

o

Niche business segment

o

High barriers to entry

The Fund may also employ leverage including bank borrowing of up to 33% of the Fund's assets (defined as net assets plus borrowing for investment purposes).  The Fund may also short sell securities that the adviser believes are overvalued or as a means of hedging all or a portion of the Fund's portfolio.  The Fund may also engage in covered call writing against its portfolio of common stocks, ADRs or ETFs.  Additionally, the Fund may purchase call options as a temporary substitute for common stocks, ADRs or ETFs.  The adviser anticipates investing in fixed income securities that it believes are undervalued and have the potential for capital appreciation in addition to providing income.  In general, the adviser anticipates investing up to 20% of Fund assets in fixed income securities.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.  The Fund will typically have fewer than 30 investments at any time.  In general, the adviser buys securities that it believes are undervalued and sells a security if its price target is achieved, if the fundamentals have deteriorated or if, in the opinion of the adviser, the security is no longer attractive for investment purposes.  The adviser sells short securities that it believes are overvalued or to hedge Fund investments and buys back (covers) these securities if their price target is achieved or the adviser believes the security is no longer attractive for short-sale investment purposes. The Fund's adviser may engage in active and frequent trading of the Fund's portfolio securities to achieve the Fund's investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund's adviser anticipates focusing, from time to time, more than 25% of the Fund's portfolio in the securities of companies in one or more of the following sectors: (1) technology, (2) financial services and (3) healthcare.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund’s net asset value and performance.

•

Derivatives Risk.  Even a small investment in derivatives (which include options on common stocks, ADRs and ETFs) may give rise to leverage risk, and can have a significant impact on the Fund's performance.  Derivatives are also subject to credit risk and liquidity risk.

•

ETF Risk.  ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds.  Each ETF is subject to specific risks, depending on its investments.

•

Fixed Income Risk.  When the Fund invests in fixed income securities directly or indirectly by investing in mutual funds that invest primarily in fixed income securities, the value of the Fund will fluctuate with changes in interest rates.  Defaults by fixed income issuers in which the Fund invests will also harm performance.

•

Foreign Investment Risk.  Foreign investing, including through ADRs, involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

•

Issuer-Specific Risk.  The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

•

Leveraging Risk.  The use of leverage, such as borrowing money to purchase securities, will cause the Fund to incur additional expenses and magnify the Fund's gains or losses.

•

Limited History of Operations.  The Fund has a limited history of operations.  Mutual funds and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code that do not apply to the adviser's management of individual and institutional accounts.

•

Management Risk.  The adviser's judgments about the potential appreciation of a particular security or instrument in which the Fund invests may prove to be incorrect.

•

Non-Diversification Risk. The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

•

Sector Risk.  The value of securities from a specific sector can be more volatile than the market as a whole and may be subject to economic or regulatory risks different than the economy as a whole.  The technology sector may be subject to rapid obsolescence, the financial services sector may be subject to unfavorable changes in government regulation or funding costs, and the healthcare sector may be subject to expiration of patent rights and unfavorable changes in government regulation.

•

Short Sale Risk.  Positions in shorted securities are often speculative and riskier than "long" positions (purchases).  Unlike long positions, losses on short positions are potentially unlimited.

•

Small and Medium Capitalization Stock Risk.  Stocks of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

•

Stock Market Risk.  Stock prices can fall rapidly in response to developments affecting a specific company or sector, or to changing economic, political or market conditions.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

~~The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Investor shares for the full calendar year since the Fund's inception. The performance table compares the performance of the Fund Investor shares is over time to the performance of a broad-based securities market index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.biondogroup.com or by calling 1-800-672-9152.~~

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-672-9152
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.biondogroup.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Calendar Year Ended December 31,
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Return does not reflect sales charge and would be lower if it did.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Return does not reflect sales charge and would be lower if it did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	1st Quarter 2011	14.63%
Worst Quarter:	3rd Quarter 2011	(21.13)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.13%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns assume reinvestment of dividends. Unlike the Fund's returns, however, they do not reflect any fees or expenses.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The S&P 500 ® Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund’s returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For periods ended December 31, 2011)
The Biondo Focus Fund | S&P 500 ® Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	6.45%
The Biondo Focus Fund | The Biondo Focus Fund Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)(as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.87%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.62%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	265
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	814
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,390
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,954
Annual Return 2011	rr_AnnualReturn2011	(24.29%)
1 Year	rr_AverageAnnualReturnYear01	(24.29%)
Since Inception	rr_AverageAnnualReturnSinceInception	(13.20%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 17, 2010
The Biondo Focus Fund | The Biondo Focus Fund Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(24.29%)
Since Inception	rr_AverageAnnualReturnSinceInception	(13.20%)
The Biondo Focus Fund | The Biondo Focus Fund Investor Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(15.79%)
Since Inception	rr_AverageAnnualReturnSinceInception	(11.12%)